Accounts and Bills Receivable, net (Allowance For Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Balance at beginning of year	¥ 747	$ 108	¥ 825	¥ 795
Bad debt (recovery) expense	2,466	355	(4,484)	30
Write-offs
Balance at end of year	¥ 3,213	$ 463	¥ 747	¥ 825